Earnings (Loss) per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings (Loss) per Share
Earnings (Loss) per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	For the Years Ended December 31,
	2012			2011			2010
(in thousands, except per share amounts)	Income	Weighted-average Shares	Per Share Amount	Income	Weighted-average Shares	Per Share Amount	Loss	Weighted-average Shares	Per Share Amount
Basic earnings (loss) per share:
Net income (loss)	$10,894			$289			$(4,337)
Preferred stock dividends	(80)			(80)			(80)
Income (loss) available to common stockholders	10,814	14,128	$0.77	209	13,919	$0.02	(4,417)	13,563	$(0.33)
Effect of dilutive securities:
Stock options		—			—			—
Diluted earnings (loss) per share:
Income (loss) available to common stockholders plus assumed conversions	$10,814	14,128	$0.77	$209	13,919	$0.02	$(4,417)	13,563	$(0.33)

There were 1,273,731 common stock options excluded from the computation of diluted earnings per share for the year ended December 31, 2012 which were exercisable between the prices of $8.46 and $33.50 per option. For the year ended December 31, 2011 there were 1,076,067 options excluded from the computation of diluted earnings per share which were exercisable between the prices of $8.46 and $33.50 per option. There were 1,069,774 options excluded from the computation of diluted loss per share for the year ended December 31, 2010 which were exercisable between the prices of $11.55 and $33.50 per option. These options were excluded because of their anti-dilutive impact.